Fair Value (Details 7) (Variable interest entities, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Variable interest entities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contractual principal balance	$ 2,954	$ 6,619
Excess of estimated fair value over contractual principal balance	114	201
Carrying value at estimated fair value	$ 3,068	$ 6,820